UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Asset Advisors, Inc.

Address: 747 Third Avenue, 31st Floor

         New York, NY  10017

13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature, Place, and Date of Signing:

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017
--------------------------      -------------------         --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      028-12230                Alps Advisers Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

      028-12230                            Alps Advisers, Inc.

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
Matrix Asset Advisors, Inc.
FORM 13F
30-Sep-08

                                                                                            Voting Authority
                                                                                            ----------------
                                Title                    Value     Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                  of Class  CUSIP          (x$1000)  Prn Amt Prn Call Dscretn Managers  Sole    Shared  None
------------------------------  --------  ---------      --------  ------- --- ---- ------- -------- -------- ------ ------
3M Company                      COM       88579y101        36045   527664  SH       Sole     111000   416664
Alcoa Inc.                      COM       013817101        24647  1091538  SH       Sole     230000   861538
American Express Co.            COM       025816109        13498   380985  SH       Sole      86500   294485
Analog Devices                  COM       032654105        30879  1171878  SH       Sole     268000   903878
Bank of America Corp.           COM       060505104        35161  1004612  SH       Sole     211000   793612
Bank of New York Mellon Corp.   COM       064058100         8086   248189  SH       Sole      54000   194189
Bristol-Myers                   COM       110122108        16035   769050  SH       Sole     170000   599050
Carnival Cruise Lines Inc Cl.   COM       143658300        21732   614760  SH       Sole     135000   479760
Chevron Corp.                   COM       166764100        42954   520776  SH       Sole     106800   413976
Chubb Corp.                     COM       171232101          227     4128  SH       Sole                4128
Cisco Systems Inc               COM       17275R102        38849  1722046  SH       Sole     366000  1356046
Citigroup                       COM       172967101        23082  1125380  SH       Sole     244000   881380
Coca Cola                       COM       191216100         1172    22166  SH       Sole               22166
Comcast Corp. - Special Class   COM       20030N200        37280  1890448  SH       Sole     393000  1497448
ConocoPhillips                  COM       20825c104        42561   581033  SH       Sole     124000   457033
Covidien Ltd                    COM       G2552X108        34306   638129  SH       Sole     123000   515129
Dell Inc                        COM       24702r101        32917  1997365  SH       Sole     427000  1570365
Devon Energy Co.                COM       25179m103        44744   490615  SH       Sole     101000   389615
Ebay Inc                        COM       278642103        17670   789560  SH       Sole     170000   619560
Exxon Mobil Corporation         COM       30231g102         2473    31849  SH       Sole               31849
First Place Financial Corp.     COM       33610t109          288    22401  SH       Sole               22401
General Electric Co.            COM       369604103        36433  1428729  SH       Sole     280000  1148729
Intel Corporation               COM       458140100        26980  1440466  SH       Sole     310000  1130466
J. P. Morgan Chase & Co.        COM       46625H100        30457   652194  SH       Sole     125000   527194
Johnson & Johnson               COM       478160104          660     9531  SH       Sole                9531
McGraw Hill Inc.                COM       580645109        30979   980048  SH       Sole     206000   774048
Merck & Co., Inc.               COM       589331107          415    13152  SH       Sole               13152
Merrill Lynch & Co.             COM       590188108        19916   787185  SH       Sole     182000   605185
MicroIslet, Inc.                COM       59507q106            7    44500  SH       Sole               44500
Microsoft Corporation           COM       594918104        42885  1606775  SH       Sole     327000  1279775
Monster Worldwide Inc.          COM       611742107        29112  1952500  SH       Sole     415000  1537500
Morgan Stanley                  COM       617446448        20971   911778  SH       Sole     190000   721778
Novellus Systems                COM       670008101        34486  1755881  SH       Sole     373000  1382881
Omnicom Group                   COM       681919106        12545   325345  SH       Sole      70000   255345
Pfizer Inc.                     COM       717081103        11543   625982  SH       Sole     125200   500782
Staples, Inc.                   COM       855030102        32596  1448717  SH       Sole     317000  1131717
Time Warner Inc                 COM       887317105        36566  2789153  SH       Sole     625000  2164153
Tyco Electronics Ltd            COM       G9144P105        14778   534276  SH       Sole     107750   426526
Tyco International LTD.         COM       G9143X208        34367   981359  SH       Sole     206500   774859
Valero Energy                   COM       91913Y100        26095   861225  SH       Sole     185000   676225
Wal-Mart Stores Inc.            COM       931142103        36104   602845  SH       Sole     125200   477645
Walgreen Co.                    COM       931422109        26216   846778  SH       Sole     182000   664778
Wells Fargo Company             COM       949746101          280     7473  SH       Sole                7473
Wyeth                           COM       983024100        31619   855951  SH       Sole     180700   675251
Yahoo!                          COM       984332106         8518   492375  SH       Sole     103000   389375
E-Kong Group Ltd.                         G2952Q109            1    12500  SH       Sole               12500
Prism Support Hldgs LLC                   3030551              0   250000  SH       Sole              250000
OceanBoy Farms Inc.                       674990528            0   124995  SH       Sole              124995
REPORT SUMMARY                         48 DATA RECORDS   1049135 37986285                   7955650 30030635
                                                                            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                              ALPS Advisers, Inc.
                                                                              028-1223
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